Long-Term Debt (Schedule Of Payments Related To Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013, Principal	$ 1,633
2013, Interest	57,918
2013, Principal and Interest Total	59,551
2014, Principal	3,167
2014, Interest	57,722
2014, Principal and Interest Total	60,889
2015, Principal	2,707
2015, Interest	57,398
2015, Principal and Interest Total	60,105
2016, Principal	329,960
2016, Interest	57,219
2016, Principal and Interest Total	387,179
2017, Principal	443
2017, Interest	23,447
2017, Principal and Interest Total	23,890
Thereafter, Principal	312,645
Thereafter, Interest	48,850
Thereafter, Pincipal and Interest Total	361,495
Total payments, Principal	650,555
Total Interest	302,554
Long-term debt, Principal and future interest expense	953,109
Interest	(302,554)
Discount on 2019 Notes	(1,802)
Premium on 2016 Notes	2,849
Long term debt and capital lease obligations	$ 651,602	$ 528,922